INVESTMENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Abbott Laboratories Stock Retirement Plan
INVESTMENTS
Investments, at fair value	$ 17,659,748	$ 15,576,603
Abbott Laboratories Stock Retirement Plan | Common stock - employer securities
INVESTMENTS
Abbott common shares	22,899,112	24,199,951
Investments, at fair value	$ 2,869,030	$ 2,737,256
Market value per share	$ 125.29	$ 113.11
Abbott Laboratories Stock Retirement Plan (Puerto Rico)
INVESTMENTS
Investments, at fair value	$ 264,892	$ 237,222
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Common stock - employer securities
INVESTMENTS
Abbott common shares	529,424	553,452
Investments, at fair value	$ 66,331	$ 62,601
Market value per share	$ 125.29	$ 113.11